Financial Risk Management and Fair Values of Financial Instruments - Schedule of Foreign Currencies Materially Affected by Exchange Rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial Assets [Member] | USD [Member]
Financial assets
Foreign currency, financial assets		$ 233,681
Exchange rate, financial assets		32.79
Carrying amount, financial assets		$ 233,681
Financial liabilities
Exchange rate, financial liabilities		32.79
Financial Liabilities [Member] | USD [Member]
Financial assets
Exchange rate, financial assets	29.3	32.79
Financial liabilities
Foreign currency, financial liabilities	$ 58,244	$ 55,722
Exchange rate, financial liabilities	29.3	32.79
Carrying amount, financial liabilities	$ 58,244	$ 55,722
Financial Liabilities [Member] | JPY [Member]
Financial assets
Exchange rate, financial assets	144.05	156.22
Financial liabilities
Foreign currency, financial liabilities	$ 873,117	$ 546,898
Exchange rate, financial liabilities	144.05	156.22
Carrying amount, financial liabilities	$ 873,117	$ 546,898
Financial Assets [Member] | USD [Member]
Financial assets
Foreign currency, financial assets	$ 241,747
Exchange rate, financial assets	29.3
Carrying amount, financial assets	$ 241,747
Financial liabilities
Exchange rate, financial liabilities	29.3
Financial Assets [Member] | JPY [Member]
Financial assets
Foreign currency, financial assets	$ 535,119	$ 200,039
Exchange rate, financial assets	0.2034	0.2099
Carrying amount, financial assets	$ 3,715	$ 1,281
Financial liabilities
Exchange rate, financial liabilities	0.2034	0.2099
Financial Assets [Member] | HKD [Member]
Financial assets
Foreign currency, financial assets	$ 347	$ 347
Exchange rate, financial assets	3.732	4.22
Carrying amount, financial assets	$ 44	$ 45
Financial liabilities
Exchange rate, financial liabilities	3.732	4.22